Financial instruments and risk management - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 272	$ 665
Derivative financial liabilities	(618)	(184)
Disclosure Of Information About Amounts Recognised In Balance Sheet [Abstract]
Non-current assets	210	531
Current assets	62	134
Current liabilities	(225)	(23)
Non-current liabilities	(393)	(161)
Total net derivative instruments	(346)	481
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	62	134
Derivative financial liabilities	(225)	(23)
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	60	330
Derivative financial liabilities	(211)	(14)
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	150	201
Derivative financial liabilities	(182)	(147)
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total net derivative instruments		481
Derivatives designated as hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets	139	461
Derivative financial liabilities	(365)	(160)
Derivatives designated as hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	139	386
Derivative financial liabilities	(34)	(1)
Derivatives designated as hedges | Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	2
Derivative financial liabilities	(206)	(139)
Derivatives designated as hedges | Aluminium embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	66
Derivative financial liabilities	(125)	(20)
Derivatives designated as hedges | Currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	7
Derivative financial liabilities	0	0
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets	133	204
Derivative financial liabilities	(253)	(24)
Derivatives not designated as hedges | Aluminium embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	53	80
Derivative financial liabilities	(121)	0
Derivatives not designated as hedges | Currency forward contracts and swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	63
Derivative financial liabilities	(39)	(1)
Derivatives not designated as hedges | Other embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	39	28
Derivative financial liabilities	(1)	(16)
Derivatives not designated as hedges | Other commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	40	33
Derivative financial liabilities	$ (92)	$ (7)